Quarterly Holdings Report
for
Fidelity® Women's Leadership ETF
October 31, 2023
WLE-NPRT1-1223
1.9901538.102
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Entertainment - 3.0%
Netflix, Inc. (a)	107	44,051
The Walt Disney Co. (a)	593	48,383
		92,434
Interactive Media & Services - 1.8%
Alphabet, Inc. Class C (a)	334	41,850
Bumble, Inc. (a)	983	13,212
		55,062
Media - 1.4%
Interpublic Group of Companies, Inc.	1,442	40,953
TOTAL COMMUNICATION SERVICES		188,449
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.5%
General Motors Co.	547	15,425
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	565	75,196
Etsy, Inc. (a)	357	22,241
Kohl's Corp.	884	19,934
		117,371
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	433	22,429
Bright Horizons Family Solutions, Inc. (a)	170	12,590
		35,019
Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc. Class A	130	24,513
Vail Resorts, Inc.	98	20,801
		45,314
Household Durables - 0.8%
Taylor Morrison Home Corp. (a)	665	25,483
Specialty Retail - 3.4%
Aritzia, Inc. (a)	741	11,526
Best Buy Co., Inc.	249	16,638
Foot Locker, Inc.	445	9,341
Lowe's Companies, Inc.	184	35,065
Williams-Sonoma, Inc.	213	32,001
		104,571
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.	428	11,796
TOTAL CONSUMER DISCRETIONARY		354,979
CONSUMER STAPLES - 3.8%
Consumer Staples Distribution & Retail - 0.3%
Maplebear, Inc.	410	10,098
Food Products - 1.8%
Bunge Ltd.	190	20,136
The Hershey Co.	197	36,908
		57,044
Household Products - 0.7%
The Clorox Co.	173	20,362
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	233	30,027
TOTAL CONSUMER STAPLES		117,531
ENERGY - 4.1%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	1,013	34,867
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	822	24,200
EQT Corp.	414	17,545
Marathon Petroleum Corp.	153	23,141
Occidental Petroleum Corp.	412	25,466
		90,352
TOTAL ENERGY		125,219
FINANCIALS - 13.9%
Banks - 4.3%
Bank of America Corp.	1,801	47,438
Citigroup, Inc.	643	25,392
Huntington Bancshares, Inc.	2,270	21,906
JPMorgan Chase & Co.	266	36,990
		131,726
Capital Markets - 2.1%
Franklin Resources, Inc.	725	16,523
NASDAQ, Inc.	978	48,509
		65,032
Financial Services - 3.7%
MasterCard, Inc. Class A	156	58,711
WEX, Inc. (a)	320	53,274
		111,985
Insurance - 3.8%
Hartford Financial Services Group, Inc.	652	47,889
Marsh & McLennan Companies, Inc.	155	29,396
Progressive Corp.	256	40,471
		117,756
TOTAL FINANCIALS		426,499
HEALTH CARE - 13.4%
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (a)	120	18,216
Moderna, Inc. (a)	148	11,242
Sage Therapeutics, Inc. (a)	387	7,249
Vertex Pharmaceuticals, Inc. (a)	113	40,918
Zai Lab Ltd. ADR (a)	412	10,382
		88,007
Health Care Equipment & Supplies - 2.5%
Axonics Modulation Technologies, Inc. (a)	133	6,811
Hologic, Inc. (a)	841	55,649
Insulet Corp. (a)	111	14,715
		77,175
Health Care Providers & Services - 4.8%
Centene Corp. (a)	585	40,353
Cigna Group	163	50,400
CVS Health Corp.	429	29,605
Elevance Health, Inc.	61	27,455
		147,813
Life Sciences Tools & Services - 1.0%
ICON PLC (a)	122	29,763
Pharmaceuticals - 2.2%
Eli Lilly & Co.	49	27,143
Zoetis, Inc. Class A	260	40,820
		67,963
TOTAL HEALTH CARE		410,721
INDUSTRIALS - 12.6%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	218	30,793
Commercial Services & Supplies - 0.3%
Veralto Corp.	126	8,694
Electrical Equipment - 3.7%
AMETEK, Inc.	284	39,979
Eaton Corp. PLC	123	25,573
nVent Electric PLC	491	23,632
Regal Rexnord Corp.	153	18,117
Sunrun, Inc. (a)	620	5,983
		113,284
Ground Transportation - 0.4%
ArcBest Corp.	121	13,174
Machinery - 4.3%
Chart Industries, Inc. (a)	108	12,553
Deere & Co.	86	31,421
Federal Signal Corp.	449	26,060
Hillenbrand, Inc.	392	14,908
Otis Worldwide Corp.	364	28,104
Parker Hannifin Corp.	50	18,446
		131,492
Professional Services - 2.9%
Leidos Holdings, Inc.	361	35,782
Manpower, Inc.	251	17,562
Science Applications International Corp.	312	34,083
		87,427
TOTAL INDUSTRIALS		384,864
INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	114	22,842
Electronic Equipment, Instruments & Components - 1.9%
CDW Corp.	195	39,078
Insight Enterprises, Inc. (a)	135	19,346
		58,424
IT Services - 2.4%
Accenture PLC Class A	249	73,975
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	295	29,058
Axcelis Technologies, Inc. (a)	97	12,368
Marvell Technology, Inc.	454	21,438
NVIDIA Corp.	144	58,723
NXP Semiconductors NV	175	30,175
		151,762
Software - 12.1%
Adobe, Inc. (a)	115	61,187
HubSpot, Inc. (a)	100	42,377
Intuit, Inc.	118	58,404
Microsoft Corp.	407	137,608
Pagerduty, Inc. (a)	611	12,324
Salesforce, Inc. (a)	287	57,638
		369,538
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	401	68,479
TOTAL INFORMATION TECHNOLOGY		745,020
MATERIALS - 3.8%
Chemicals - 2.2%
Cabot Corp.	272	18,083
Celanese Corp. Class A	163	18,665
Eastman Chemical Co.	216	16,142
The Chemours Co. LLC	551	13,285
		66,175
Construction Materials - 0.6%
Summit Materials, Inc.	570	18,753
Metals & Mining - 1.0%
Commercial Metals Co.	488	20,638
Schnitzer Steel Industries, Inc. Class A	511	11,605
		32,243
TOTAL MATERIALS		117,171
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Equity Lifestyle Properties, Inc.	568	37,374
Ventas, Inc.	703	29,849
		67,223
UTILITIES - 2.7%
Electric Utilities - 1.0%
NextEra Energy, Inc.	544	31,715
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	855	18,562
Water Utilities - 1.1%
American Water Works Co., Inc.	286	33,648
TOTAL UTILITIES		83,925
TOTAL COMMON STOCKS (Cost $3,043,018)		3,021,601

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $3,043,018)	3,021,601
NET OTHER ASSETS (LIABILITIES) - 1.4%	43,864
NET ASSETS - 100.0%	3,065,465

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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